Leases - Lease payments receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Percentage of total revenue corresponding to commercial revenue	48.00%	39.00%	38.00%
Total	$ 476,601	$ 294,878	$ 398,405
Within 1 year
Leases
Total	99,142	77,387	66,546
Between 1 and 5 years
Leases
Total	241,115	175,409	176,019
Later than 5 years
Leases
Total	$ 136,344	$ 42,082	$ 155,840